Notes to the Consolidated Statement of Cash Flows - Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Right-of-use assets
Within operating activities	$ 195	$ 199	$ 82
Within financing activities	2,602	5,056	219
Short-term leases	69	272
Cash outflow for leases	$ 2,866	$ 5,527	$ 301